INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Canada	Dec. 31, 2013 Canada	Dec. 31, 2012 Canada	Dec. 31, 2014 Canada Canadian Solar Solutions Inc.	Dec. 31, 2013 Canada Canadian Solar Solutions Inc.	Dec. 31, 2012 Canada Canadian Solar Solutions Inc.	Dec. 31, 2014 United States Canadian Solar (USA) Inc.	Dec. 31, 2013 United States Canadian Solar (USA) Inc.	Dec. 31, 2012 United States Canadian Solar (USA) Inc.	Dec. 31, 2014 Japan Canadian Solar Japan K.K.	Dec. 31, 2013 Japan Canadian Solar Japan K.K.	Dec. 31, 2012 Japan Canadian Solar Japan K.K.	Dec. 31, 2014 Germany Canadian Solar EMEA GmbH	Dec. 31, 2013 Germany Canadian Solar EMEA GmbH	Dec. 31, 2012 Germany Canadian Solar EMEA GmbH	Dec. 31, 2014 Hong Kong HKSI	Dec. 31, 2013 Hong Kong HKSI	Dec. 31, 2012 Hong Kong HKSI	Dec. 31, 2014 PRC CNY	Dec. 31, 2014 PRC CSI Solartronics (Changshu) Co., Ltd.	Dec. 31, 2014 PRC CSI Solar Technologies Inc.	Dec. 31, 2013 PRC CSI Solar Technologies Inc.	Dec. 31, 2012 PRC CSI Solar Technologies Inc.	Dec. 31, 2014 PRC SZCC, or CSI Cells	Dec. 31, 2013 PRC SZCC, or CSI Cells	Dec. 31, 2012 PRC SZCC, or CSI Cells	Dec. 31, 2014 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2013 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2012 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2014 PRC Canadian Solar Manufacturing (Changshu) Inc.	Dec. 31, 2013 PRC Canadian Solar Manufacturing (Changshu) Inc.	Dec. 31, 2012 PRC Canadian Solar Manufacturing (Changshu) Inc.	Dec. 31, 2014 PRC SZSP	Dec. 31, 2014 PRC Suzhou Sanysolar Materials Technology Co., Ltd.	Dec. 31, 2013 PRC Suzhou Sanysolar Materials Technology Co., Ltd.	Dec. 31, 2012 PRC Suzhou Sanysolar Materials Technology Co., Ltd.
Income Taxes
Federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%	26.50%	26.50%	26.50%	25.00%	26.50%	26.50%
Income tax rate (as a percent)										37.95%	38.10%	35.55%	35.64%	38.01%	40.69%	33.00%	33.00%	33.00%	16.50%	16.50%	16.50%	25.00%	25.00%	25.00%	25.00%	12.50%	25.00%	25.00%	15.00%	25.00%	25.00%	25.00%	25.00%	25.00%	12.50%	25.00%	15.00%	15.00%	25.00%
Amount of interest and penalties accrued related to unrecognized tax benefits	$ 4,734,706	$ 4,191,070
Period of statute of limitations																						3 years
Period of statute of limitations under special circumstances																						5 years
Threshold for underpayment of income tax liability that is listed as a special circumstance																						100,000
Period of statute of limitations for transfer pricing related adjustment																						10 years
Transition period of the new EIT Law																						5 years
Changes to the company's liabilities for uncertain tax positions
Beginning balance	13,000,601	11,242,208	9,453,041
Addition for tax positions related to the current year	402,548	1,806,512	1,789,167
Reductions for tax positions from prior years/Statute of limitations expirations	(2,558,867)	(48,119)
Ending balance	$ 10,844,282	$ 13,000,601	$ 11,242,208